10-Q Earnings per share - Narrative (Details) - shares	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Common stock balance (in shares)	56,997,350	56,997,350	80,000	80,000
Treasury stock held at cost (in shares)	431,136